Significant Accounting Policies - Property and equipment and Goodwill (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Significant Accounting Policies
Estimated useful lives of the property and equipments	3 years
Goodwill impairment charges	¥ 0	¥ 0	¥ 0
Impairment charge of long-lived assets other than goodwill, licensed copyrights and production costs	¥ 0	¥ 0	¥ 0